Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The following table sets forth the compensation for our Principal Executive Officers (the “PEOs”) and the average compensation for our other named executive officers, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of 2022, 2021 and 2020. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, Net Income and Adjusted EBITDA (non-GAAP) as used for our 2022, 2021 and 2020 annual incentive plans (“AIP”).
							Value of Initial Fixed $100 Investment Based On:
	Thomas J. Appio		Joseph C. Papa		Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2) ($)	Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(3) ($)	Net Income (in Millions)(4) ($)	Adjusted EBITDA for BHC AIP (in Millions)(5) ($)
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)
2022	$13,171,461	$821,019	$19,781,761	($3,950,168)	$5,683,018	$2,050,535	$21	$114	($225)	2,236
2021	—	—	$22,889,137	$37,122,606	$5,972,466	$7,337,740	$92	$126	($948)	3,501
2020	—	—	$14,119,361	($10,609,802)	$4,287,738	$61,287	$70	$126	($560)	3,269

(1)
Compensation for our PEOs reflects the amounts reported in the “Summary Compensation Table” for the respective years. Our PEOs were (i) in 2022, Thomas J. Appio and Joseph C. Papa and (ii) in 2021 and 2020, Joseph C. Papa. Average compensation for non-PEOs includes the following named executive officers: (i) in 2022, Tom G. Vadaketh, Seana Carson, Robert A. Spurr, Sam A. Eldessouky and Christina Ackermann, (ii) in 2021, Thomas J. Appio, Robert A. Spurr, Sam A. Eldessouky, Christina M. Ackermann, and Paul S. Herendeen and (iii) in 2020, Thomas J. Appio, Paul S. Herendeen, Christina M. Ackermann, and William D. Humphries.

(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our other NEOs in 2022, 2021 and 2020 reflects the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. A significant portion of the compensation “actually paid” to our NEOs is comprised of equity awards whose value is directly tied to the value of our Common Shares. For certain of the years covered by the Pay Versus Performance Table, the compensation “actually paid” to our PEO and our other NEOs was below zero as a result of the decrease in the price of our Common Shares and associated decreases in the fair value of unvested equity awards during the year. For information regarding the decisions made by BHC’s Talent and Compensation Committee and the B+L TCC for the PEO’s and our other NEOs’ compensation for fiscal year 2022, see the Compensation Discussion and Analysis beginning on page 39.

	Thomas J. Appio 2022	Joseph C. Papa 2022	Joseph C. Papa 2021	Joseph C. Papa 2020	Non-PEOs 2022	Non-PEOs 2021	Non-PEOs 2020
Summary Compensation Table Total	$13,171,461	$19,781,761	$22,889,137	$14,119,361	$5,683,018	$5,972,466	$4,287,738
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$8,438,645	$16,999,992	$18,810,618	$10,379,259	$4,302,530	$4,151,943	$2,232,727
Plus Fair Value for Awards Granted in the Covered Year	$2,487,641	$13,817,758	$14,602,064	$6,976,001	$2,561,554	$3,343,770	$1,455,403
Change in Fair Value of Outstanding Unvested Awards from Prior Years	$(5,205,502)	$(16,562,333)	$5,144,072	$(14,550,392)	$(1,015,781)	$794,978	$(1,956,817)
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	$(1,193,936)	$(3,987,362)	$13,297,951	$(6,775,513)	$(517,221)	$1,378,469	$(1,232,206)
Less Fair Value of Awards Forfeited during the Covered Year	$—	$—	$—	$—	$(358,505)	$—	$(260,104)
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	$—	$—	$—	$—	$—	$—	$—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	$—	$—	$—	$—	$—	$—	$—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$821,019	$(3,950,168)	$37,122,606	$(10,609,802)	$2,050,535	$7,337,740	$61,287
(3)
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date. Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest or forfeit in the covered year, which are valued as of the applicable vesting dates and fair values as of the end of the preceding fiscal year, respectively. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant other than the expected term and the related expected volatilities and risk-free rates have been adjusted to reflect the passage of time. TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the Nasdaq Biotechnology Index, which is the same peer group we use for purposes of the Shareholder Return Performance Presentation of the Company’s Annual Reports on Form 10-K for the years ended December 31, 2022.
(4)
Reflects “Net Income” attributable to BHC in BHC’s Consolidated Financial Statements included in the Company’s Annual Reports on Form 10-K for the years ended December 31, 2022, 2021 and 2020 (including net income attributable to noncontrolling interests).

(5)
Reflects Adjusted EBITDA as used for our Annual Incentive Plan in 2022, 2021 and 2020. Adjusted EBITDA as used for BHC’s AIP for 2020 and 2021 was calculated on a consolidated basis. As described on page 46 above, for the 2022 BHC AIP, Adjusted EBITDA does not include Adjusted EBITDA attributable to B+L or our Solta Medical business. Adjusted EBITDA is a non-GAAP financial measure that may not be comparable to similar measures used by other companies. Please see Appendix 1 for a reconciliation of our GAAP to non-GAAP financial measures and related disclosures.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Compensation for our PEOs reflects the amounts reported in the “Summary Compensation Table” for the respective years. Our PEOs were (i) in 2022, Thomas J. Appio and Joseph C. Papa and (ii) in 2021 and 2020, Joseph C. Papa. Average compensation for non-PEOs includes the following named executive officers: (i) in 2022, Tom G. Vadaketh, Seana Carson, Robert A. Spurr, Sam A. Eldessouky and Christina Ackermann, (ii) in 2021, Thomas J. Appio, Robert A. Spurr, Sam A. Eldessouky, Christina M. Ackermann, and Paul S. Herendeen and (iii) in 2020, Thomas J. Appio, Paul S. Herendeen, Christina M. Ackermann, and William D. Humphries.

Peer Group Issuers, Footnote [Text Block]
(3)
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date. Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest or forfeit in the covered year, which are valued as of the applicable vesting dates and fair values as of the end of the preceding fiscal year, respectively. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant other than the expected term and the related expected volatilities and risk-free rates have been adjusted to reflect the passage of time. TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the Nasdaq Biotechnology Index, which is the same peer group we use for purposes of the Shareholder Return Performance Presentation of the Company’s Annual Reports on Form 10-K for the years ended December 31, 2022.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our other NEOs in 2022, 2021 and 2020 reflects the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. A significant portion of the compensation “actually paid” to our NEOs is comprised of equity awards whose value is directly tied to the value of our Common Shares. For certain of the years covered by the Pay Versus Performance Table, the compensation “actually paid” to our PEO and our other NEOs was below zero as a result of the decrease in the price of our Common Shares and associated decreases in the fair value of unvested equity awards during the year. For information regarding the decisions made by BHC’s Talent and Compensation Committee and the B+L TCC for the PEO’s and our other NEOs’ compensation for fiscal year 2022, see the Compensation Discussion and Analysis beginning on page 39.

	Thomas J. Appio 2022	Joseph C. Papa 2022	Joseph C. Papa 2021	Joseph C. Papa 2020	Non-PEOs 2022	Non-PEOs 2021	Non-PEOs 2020
Summary Compensation Table Total	$13,171,461	$19,781,761	$22,889,137	$14,119,361	$5,683,018	$5,972,466	$4,287,738
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$8,438,645	$16,999,992	$18,810,618	$10,379,259	$4,302,530	$4,151,943	$2,232,727
Plus Fair Value for Awards Granted in the Covered Year	$2,487,641	$13,817,758	$14,602,064	$6,976,001	$2,561,554	$3,343,770	$1,455,403
Change in Fair Value of Outstanding Unvested Awards from Prior Years	$(5,205,502)	$(16,562,333)	$5,144,072	$(14,550,392)	$(1,015,781)	$794,978	$(1,956,817)
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	$(1,193,936)	$(3,987,362)	$13,297,951	$(6,775,513)	$(517,221)	$1,378,469	$(1,232,206)
Less Fair Value of Awards Forfeited during the Covered Year	$—	$—	$—	$—	$(358,505)	$—	$(260,104)
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	$—	$—	$—	$—	$—	$—	$—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	$—	$—	$—	$—	$—	$—	$—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$821,019	$(3,950,168)	$37,122,606	$(10,609,802)	$2,050,535	$7,337,740	$61,287

Non-PEO NEO Average Total Compensation Amount	$ 5,683,018	$ 5,972,466	$ 4,287,738
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,050,535	7,337,740	61,287
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our other NEOs in 2022, 2021 and 2020 reflects the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. A significant portion of the compensation “actually paid” to our NEOs is comprised of equity awards whose value is directly tied to the value of our Common Shares. For certain of the years covered by the Pay Versus Performance Table, the compensation “actually paid” to our PEO and our other NEOs was below zero as a result of the decrease in the price of our Common Shares and associated decreases in the fair value of unvested equity awards during the year. For information regarding the decisions made by BHC’s Talent and Compensation Committee and the B+L TCC for the PEO’s and our other NEOs’ compensation for fiscal year 2022, see the Compensation Discussion and Analysis beginning on page 39.

	Thomas J. Appio 2022	Joseph C. Papa 2022	Joseph C. Papa 2021	Joseph C. Papa 2020	Non-PEOs 2022	Non-PEOs 2021	Non-PEOs 2020
Summary Compensation Table Total	$13,171,461	$19,781,761	$22,889,137	$14,119,361	$5,683,018	$5,972,466	$4,287,738
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$8,438,645	$16,999,992	$18,810,618	$10,379,259	$4,302,530	$4,151,943	$2,232,727
Plus Fair Value for Awards Granted in the Covered Year	$2,487,641	$13,817,758	$14,602,064	$6,976,001	$2,561,554	$3,343,770	$1,455,403
Change in Fair Value of Outstanding Unvested Awards from Prior Years	$(5,205,502)	$(16,562,333)	$5,144,072	$(14,550,392)	$(1,015,781)	$794,978	$(1,956,817)
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	$(1,193,936)	$(3,987,362)	$13,297,951	$(6,775,513)	$(517,221)	$1,378,469	$(1,232,206)
Less Fair Value of Awards Forfeited during the Covered Year	$—	$—	$—	$—	$(358,505)	$—	$(260,104)
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	$—	$—	$—	$—	$—	$—	$—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	$—	$—	$—	$—	$—	$—	$—
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$821,019	$(3,950,168)	$37,122,606	$(10,609,802)	$2,050,535	$7,337,740	$61,287

Equity Valuation Assumption Difference, Footnote [Text Block]
(3)
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date. Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest or forfeit in the covered year, which are valued as of the applicable vesting dates and fair values as of the end of the preceding fiscal year, respectively. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant other than the expected term and the related expected volatilities and risk-free rates have been adjusted to reflect the passage of time. TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table is the Nasdaq Biotechnology Index, which is the same peer group we use for purposes of the Shareholder Return Performance Presentation of the Company’s Annual Reports on Form 10-K for the years ended December 31, 2022.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The graph below shows how the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs compared with the BHC’s TSR over the covered fiscal years.
The following performance graph also compares the cumulative total return on a $100 investment on December 31, 2019, assuming reinvestment of all dividends, in (i) our Common Shares and (ii) the NASDAQ Biotechnology Index.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The graph below reflects a comparison of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs compare with BHC’s with our net income from continuing operations

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Adjusted EBITDA
The graph below shows how the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs compare with BHC’s Adjusted EBITDA as used for our BHC’s AIP in 2022, 2021, and 2020. Adjusted EBITDA as used for BHC’s AIP for 2020 and 2021 was on a consolidated basis, and as previously noted for the 2022 BHC AIP, Adjusted EBITDA does not include B+L or our Solta Medical business.

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid and Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The graph below shows how the amount of compensation actually paid to our PEOs and the average amount of compensation actually paid to our other NEOs compared with the BHC’s TSR over the covered fiscal years.
The following performance graph also compares the cumulative total return on a $100 investment on December 31, 2019, assuming reinvestment of all dividends, in (i) our Common Shares and (ii) the NASDAQ Biotechnology Index.

Tabular List [Table Text Block]
The following table sets forth an unranked list of the performance measures that, for 2022, we view as the “most important” measures for linking our NEOs’ compensation “actually paid” to performance. Revenue and Adjusted EBITDA (non-GAAP) were metrics used for our AIP in 2022, 2021 and 2020. Return on Tangible Capital (ROTC) and relative TSR were metrics used for PSUs granted in 2019 that were distributed in 2022, and PSUs granted in 2020 and 2021 which were deemed earned in 2022. For 2022, given the challenge of setting new PSU metrics in the midst of this transformational time for BHC in light of the B+L IPO, the BHC Talent and Compensation Committee determined not to grant any PSUs. In 2023, we re-introduced PSUs to our Long-Term Incentive Program, which such PSUs will be earned and vest based on achievement of an Adjusted Operating Cash Flow performance goal and relative TSR performance modifier metrics. For more information on the financial performance metrics listed below, please see the description set forth in the section 2022 BHC AIP on page 46 and in the section 2020 and 2021 Performance Share Unit Vesting on page 50.
Performance Measure
Revenue
Adjusted EBITDA (non-GAAP)
ROTC (Return on Tangible Capital)
rTSR (Relative Total Shareholder Return)

Total Shareholder Return Amount	$ 21	92	70
Peer Group Total Shareholder Return Amount	114	126	126
Net Income (Loss)	$ (225,000,000)	$ (948,000,000)	$ (560,000,000)
Company Selected Measure Amount	2,236,000,000	3,501,000,000	3,269,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA (non-GAAP)
Non-GAAP Measure Description [Text Block]
(5)
Reflects Adjusted EBITDA as used for our Annual Incentive Plan in 2022, 2021 and 2020. Adjusted EBITDA as used for BHC’s AIP for 2020 and 2021 was calculated on a consolidated basis. As described on page 46 above, for the 2022 BHC AIP, Adjusted EBITDA does not include Adjusted EBITDA attributable to B+L or our Solta Medical business. Adjusted EBITDA is a non-GAAP financial measure that may not be comparable to similar measures used by other companies. Please see Appendix 1 for a reconciliation of our GAAP to non-GAAP financial measures and related disclosures.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	ROTC (Return on Tangible Capital)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	rTSR (Relative Total Shareholder Return)
Thomas J. Appio [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 13,171,461	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 821,019	0	0
PEO Name	Thomas J. Appio
Joseph C. Papa [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 19,781,761	22,889,137	14,119,361
PEO Actually Paid Compensation Amount	$ (3,950,168)	$ 37,122,606	$ (10,609,802)
PEO Name	Joseph C. Papa	Joseph C. Papa	Joseph C. Papa
PEO [Member] | Thomas J. Appio [Member] | Stock Award Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,438,645)
PEO [Member] | Thomas J. Appio [Member] | Fair Value For Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,487,641
PEO [Member] | Thomas J. Appio [Member] | Change in Fair Value of Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,205,502)
PEO [Member] | Thomas J. Appio [Member] | Change in Fair Value of Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,193,936)
PEO [Member] | Thomas J. Appio [Member] | Fair Value of Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Thomas J. Appio [Member] | Fair Value of Incremental Dividends or Earnings Paid on Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Thomas J. Appio [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Thomas J. Appio [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Joseph C. Papa [Member] | Stock Award Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,999,992)	$ (18,810,618)	$ (10,379,259)
PEO [Member] | Joseph C. Papa [Member] | Fair Value For Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,817,758	14,602,064	6,976,001
PEO [Member] | Joseph C. Papa [Member] | Change in Fair Value of Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,562,333)	5,144,072	(14,550,392)
PEO [Member] | Joseph C. Papa [Member] | Change in Fair Value of Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,987,362)	13,297,951	(6,775,513)
PEO [Member] | Joseph C. Papa [Member] | Fair Value of Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Joseph C. Papa [Member] | Fair Value of Incremental Dividends or Earnings Paid on Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Joseph C. Papa [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Joseph C. Papa [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Award Value Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,302,530)	(4,151,943)	(2,232,727)
Non-PEO NEO [Member] | Fair Value For Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,561,554	3,343,770	1,455,403
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,015,781)	794,978	(1,956,817)
Non-PEO NEO [Member] | Change in Fair Value of Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(517,221)	1,378,469	(1,232,206)
Non-PEO NEO [Member] | Fair Value of Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(358,505)	0	(260,104)
Non-PEO NEO [Member] | Fair Value of Incremental Dividends or Earnings Paid on Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0